Accounts Receivable Balance with Major Customers in Percentage of Total Accounts Receivable (Detail)	Dec. 31, 2013	Dec. 31, 2012
Yahoo
Accounts Receivable [Line Items]
Account receivable derived from major customer	18.00%
Google
Accounts Receivable [Line Items]
Account receivable derived from major customer	19.00%	36.00%